Non-current financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Non-current financial assets at fair value through other comprehensive income [abstract]
Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income

	December 31, 2024	December 31, 2025
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	64,479	96,638
	103,013	135,172

Summary Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income

	Year ended December 31,
	2023	2024	2025
	NT$000	NT$000	NT$000
Financial assets at fair value through other comprehensive (loss) income
Foreign unlisted stocks	(217,785)	(17,304)	32,159